SCHEDULE OF INCOME TAX RATE (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal rate		21.00%	21.00%
State net of federal		2.50%	3.00%
PPP loan forgiveness		2.90%
Non-deductible acquired intangible assets		15.00%	(18.00%)
Valuation allowance		(41.40%)	(6.00%)
Effective income tax rate	0.00%	0.00%	0.00%